Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Tax benefit from unrealized gains (losses) on marketable securities	$ 36	$ 0	$ 0
Tax benefit unrealized gains (losses) on cash flow hedges	$ 7	$ 0	$ 0